Provisions, contingent assets and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of civil, labor and other risks provisions

		12/31/2024
	Note	Civil	Labor	Other Risks	Total
Opening balance - 01/01		3,203	7,821	2,141	13,165
(-) Provisions guaranteed by indemnity clause	2c XII	(205)	(962)	-	(1,167)
Subtotal		2,998	6,859	2,141	11,998
Adjustment / Interest	23	122	515	-	637
Changes in the period reflected in income	23	1,487	3,539	325	5,351
Increase		2,062	3,958	325	6,345
Reversal		(575)	(419)	-	(994)
Payment / Transfer		(1,569)	(3,371)	(1,400)	(6,340)
Subtotal		3,038	7,542	1,066	11,646
(+) Provisions guaranteed by indemnity clause	2c XII	169	671	-	840
Closing balance		3,207	8,213	1,066	12,486
Current		1,535	3,443	115	5,093
Non-current		1,672	4,770	951	7,393

		12/31/2023
	Note	Civil	Labor	Other Risks	Total
Opening balance - 01/01		3,231	8,186	1,844	13,261
(-) Provisions guaranteed by indemnity clause	2c XII	(207)	(952)	-	(1,159)
Subtotal		3,024	7,234	1,844	12,102
Adjustment / Interest	23	129	288	-	417
Changes in the period reflected in income	23	1,340	2,373	332	4,045
Increase		1,913	2,729	363	5,005
Reversal		(573)	(356)	(31)	(960)
Payment / Transfer		(1,495)	(3,036)	(35)	(4,566)
Subtotal		2,998	6,859	2,141	11,998
(+) Provisions guaranteed by indemnity clause	2c XII	205	962	-	1,167
Closing balance		3,203	7,821	2,141	13,165
Current		1,499	2,922	2,141	6,562
Non-current		1,704	4,899	-	6,603

Schedule of social security provisions

	Note	12/31/2024	12/31/2023
Opening balance - 01/01		6,579	6,214
(-) Provisions guaranteed by indemnity clause	2c XII	(79)	(75)
Subtotal		6,500	6,139
Adjustment / Interest (1)		543	382
Changes in the period reflected in income		(274)	373
Increase (1)		61	722
Reversal (1)		(335)	(349)
Payment		(129)	(394)
Subtotal		6,640	6,500
(+) Provisions guaranteed by indemnity clause	2c XII	83	79
Closing balance		6,723	6,579
Current		-	-
Non-current		6,723	6,579
1) The amounts are included in the headings Tax Expenses, General and Administrative Expenses and Current Income Tax and Social Contribution.

Schedule of guarantees of contingencies, provisions and legal obligations

		12/31/2024				12/31/2023
	Note	Civil	Labor	Tax	Total	Total
Deposits in guarantee	18a	1,961	2,094	9,607	13,662	13,277
Investment fund quotas		458	74	2	534	574
Surety		73	60	5,320	5,453	5,683
Insurance bond		2,024	1,716	18,692	22,432	21,011
Guarantee by government securities		-	-	361	361	325
Total		4,516	3,944	33,982	42,442	40,870